Stock-based compensation Stock-based compensation - Senior executive stock option plan (Details) - Senior executive stock option plan - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted (in shares)	0	258,200	550,000
Weighted average fair value per option granted (in CAD per share)	CAD 0.00	CAD 0.08	CAD 1.71
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	2.20%
Expected volatility	0.00%	49.68%	39.12%
Risk-free interest rate	0.00%	0.25%	0.22%
Expected life	0 years	5 months	1 year 5 months